Investments in Affiliated Companies (Details Textual) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 21, 2014
Impairments of investments in affiliated companies				$ 0.0
Earnings from equity method investments		$ 8.8	$ 12.5	13.7
Percentage of ownership interest		20.00%
Maximum Ownership Percent Consider Under Cost Method Investments		20.00%
Cost-method Investments, Realized Gain (Loss)		$ 0.0	(4.1)	0.0
Other-than-temporary impairments of marketable securities		0.0
Cost-method Investments [Member]
Cost-method Investments, Realized Gain (Loss)		4.1
Dividends received from cost method investments		$ 0.8	$ 0.8	$ 0.7
CIBIL [Member]
Noncontrolling Interest, Ownership Percentage by Parent					55.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 21.7